WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 108.6%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	10,870,960	$12,228,679
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	145,017,980	163,233,881	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	6,350,700	7,453,891
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	31,789,160	36,393,564
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	21,822,972	28,559,725	(a)
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	17,811,938	21,961,969	(a)
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	74,010,225	101,313,486	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	8,295,560	11,420,988
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	9,825,060	13,669,591
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	54,996,462	68,495,266	(a)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	20,036,171	21,954,395
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	7,270,970	8,542,280
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	64,533,020	63,929,914	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	43,229,600	42,813,077
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	21,592,930	21,727,966
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	14,372,590	14,285,353
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	81,520,776	81,011,196	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	64,747,519	64,699,869	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	13,715,892	13,692,251	(b)
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	55,257,767	57,424,574

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $811,600,730)				854,811,915

CORPORATE BONDS & NOTES - 9.2%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	240,000	190,800

ENERGY - 5.1%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	500,000	530,409

Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	330,000	373,982
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	2,690,000	3,306,346
Apache Corp., Senior Notes	5.250%	2/1/42	910,000	939,904
Apache Corp., Senior Notes	4.250%	1/15/44	2,630,000	2,390,703
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	2,400,000	1,746,024
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,250,000	2,268,700
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	3,380,000	3,509,615
Gazprom OAO Via Gaz Capital SA, Senior Notes	5.150%	2/11/26	3,720,000	4,051,638	(c)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	4,000,000	$4,226,320	(c)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	30,000	30,263	(c)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	110,000	105,188	(c)
Noble Energy Inc., Senior Notes	3.900%	11/15/24	500,000	524,287
Noble Energy Inc., Senior Notes	4.950%	8/15/47	3,210,000	3,575,321
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	400,000	374,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	490,000	445,900
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	3,690,000	4,065,457
Range Resources Corp., Senior Notes	5.000%	3/15/23	900,000	798,750
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	1,860,000	1,746,447
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,100,000	869,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,819,081
YPF SA, Senior Notes	8.500%	7/28/25	1,700,000	1,122,017	(d)

Total Oil, Gas & Consumable Fuels				39,288,943

TOTAL ENERGY				39,819,352

FINANCIALS - 0.9%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,060,000	5,582,268

Diversified Financial Services - 0.2%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.340%	12/21/65	2,084,000	1,490,060	(c)(e)

Insurance - 0.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	48,493	69,223	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.319%	2/12/23	207,588	211,221	(c)(e)

Total Insurance				280,444

TOTAL FINANCIALS				7,352,772

HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.2%
Immucor Inc., Senior Notes	11.125%	2/15/22	1,180,000	1,200,650	(c)

Pharmaceuticals - 1.0%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,140,000	1,293,900	(c)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,970,000	2,191,586	(c)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,730,000		$1,786,225	(c)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,620,000		2,947,500	(c)

Total Pharmaceuticals					8,219,211

TOTAL HEALTH CARE					9,419,861

MATERIALS - 2.0%
Metals & Mining - 2.0%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,470,000		1,532,475	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	1,630,000		1,682,966	(c)
ArcelorMittal, Senior Notes	6.125%	6/1/25	720,000		811,053
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	3,000,000		3,163,800
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	750,000		790,072	(c)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		517,258	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,630,000		1,676,292	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,440,000		3,982,209
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,360,000		1,446,121

TOTAL MATERIALS					15,602,246

TOTAL CORPORATE BONDS & NOTES (Cost - $68,474,345)					72,385,031

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 8.4%
Brazil - 3.0%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	26,712,188	BRL	7,926,043
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	46,948,695	BRL	15,675,563

Total Brazil					23,601,606

Italy - 4.1%
Italy Buoni Poliennali Del Tesoro	3.100%	9/15/26	24,237,873	EUR	32,101,339	(d)

Russia - 0.5%
Russian Federal Inflation Linked Bond - OFZ	2.500%	2/2/28	267,297,500	RUB	3,711,713

Uruguay - 0.8%
Uruguay Government International Bond	4.250%	4/5/27	225,528,447	UYU	6,653,069

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $63,145,378)					66,067,727

SOVEREIGN BONDS - 7.2%
Argentina - 0.1%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	66.777%	6/21/20	132,660,000	ARS	641,467	(e)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,900,000	BRL	$482,519
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	570,000	BRL	157,264

Total Brazil					639,783

Chile - 1.1%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	4,785,000,000	CLP	8,482,076

Ecuador - 0.5%
Ecuador Government International Bond, Senior Notes	10.500%	3/24/20	3,120,000		3,213,631	(c)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	1,070,000		1,080,711	(d)

Total Ecuador					4,294,342

Indonesia - 1.7%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	400,000		429,114	(c)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,790,000		1,884,249
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	430,000		528,551	(c)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	880,000		1,046,224	(c)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	2,010,000		2,289,522
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	100,812,000,000	IDR	7,004,279

Total Indonesia					13,181,939

Mexico - 2.7%
Mexican Bonos, Senior Notes	7.750%	11/13/42	273,450,000	MXN	14,077,391
Mexican Bonos, Senior Notes	8.000%	11/7/47	51,280,000	MXN	2,713,875
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	3,720,000		4,111,567

Total Mexico					20,902,833

Nigeria - 0.0%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	280,000		279,823	(c)

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	3,770,000		4,309,920	(c)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 0.5%
Russian Federal Bond - OFZ	7.050%	1/19/28	250,000,000	RUB	$3,781,255

TOTAL SOVEREIGN BONDS (Cost - $64,724,725)					56,513,438

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 5.0%
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.952%	9/29/36	13,409,043		11,962,288	(c)(e)
Banc of America Funding Trust, 2015-R2 5A2	3.054%	9/29/36	8,427,728		6,676,458	(c)(e)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,288,902		873,803
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,210,207		920,462	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	3,690,000		3,722,068	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust Series, 2017-2 M2	4.000%	8/25/56	5,170,000		5,007,643	(c)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	5.595%	10/25/29	2,660,000		2,797,025	(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	6.295%	2/25/30	2,950,000		3,174,659	(c)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.004%	2/12/49	2,289,113		1,535,701	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.613%	2/15/51	48,235		46,245	(e)
Lehman Mortgage Trust, 2006-5 2A2, IO (-1.000 X 1 mo. USD LIBOR + 7.150%)	5.005%	9/25/36	2,778,786		845,603	(e)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3	3.286%	6/25/37	90,097		58,542	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.481%	2/25/46	2,102,247		2,032,374	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $33,984,481)					39,652,871

ASSET-BACKED SECURITIES - 0.7%
Bear Stearns Asset Backed Securities Trust, 2007-SD2 2A1 (1 mo. USD LIBOR + 0.400%)	2.545%	9/25/46	48,756		47,216	(e)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
Origen Manufactured Housing Contract Trust, 2007-B A1 (1 mo. USD LIBOR + 1.200%)	3.395%	10/15/37	5,311,143		$5,243,947	(c)(e)
Security National Mortgage Loan Trust, 2006-3A A2	5.830%	1/25/37	98,492		98,074	(c)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,916,214)					5,389,237

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,046,845,873)					1,094,820,219

SHORT-TERM INVESTMENTS - 2.8%
SOVEREIGN BONDS - 0.2%
Argentina Treasury Bills (Cost - $5,534,567)	56.771%	7/29/20	154,500,000	ARS	1,722,669	(g)

			SHARES
MONEY MARKET FUNDS - 2.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $19,830,225)	2.006%		19,830,225		19,830,225

TOTAL SHORT-TERM INVESTMENTS (Cost - $25,364,792)					21,552,894

TOTAL INVESTMENTS - 141.9% (Cost - $1,072,210,665)					1,116,373,113
Liabilities in Excess of Other Assets - (41.9)%					(329,423,914)

TOTAL NET ASSETS - 100.0%					$786,949,199

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Rate shown represents yield-to-maturity.

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
CMT	— Constant Maturity Treasury
EUR	— Euro
GTD	— Guaranteed
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

At August 31, 2019, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	2.600%	4/8/2019	TBD	**	$20,137,500	U.S. Treasury Inflation Protected Securities	$21,789,697
Deutsche Bank	2.440%	7/10/2019	10/8/2019		324,725,875	U.S. Treasury Inflation Protected Securities	337,853,475

					$344,863,375		$359,643,172

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as-of August 31, 2019.

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	190	12/19	$46,195,067	$46,616,500	$421,433
90-Day Eurodollar	1,340	6/20	329,249,189	330,326,750	1,077,561
Copper	338	12/19	23,162,295	21,560,175	(1,602,120)
Euro	94	9/19	13,403,825	12,912,662	(491,163)
Gold 100 Ounce	114	12/19	16,252,125	17,435,160	1,183,035
Mexican Peso	86	9/19	2,187,455	2,141,400	(46,055)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
Silver	102	12/19	$8,734,515	$9,354,420	$619,905
U.S. Treasury 2-Year Notes	398	12/19	85,943,085	86,014,641	71,556
U.S. Treasury 5-Year Notes	310	12/19	37,131,706	37,192,734	61,028
U.S. Treasury 10-Year Notes	152	12/19	19,995,576	20,021,250	25,674
WTI Crude	283	12/21	15,777,422	14,186,790	(1,590,632)

					(269,778)

Contracts to Sell:
British Pound	67	9/19	5,351,457	5,092,419	259,038
Euro-Bund	57	9/19	10,712,915	11,219,872	(506,957)
Euro-Bund	172	12/19	33,321,936	33,323,372	(1,436)
Gasoline	38	12/19	2,756,968	2,363,995	392,973
U.S. Treasury Long-Term Bonds	263	12/19	43,293,612	43,460,750	(167,138)
U.S. Treasury Ultra Long-Term Bonds	629	12/19	124,025,710	124,188,187	(162,477)

					(185,997)

Net unrealized depreciation on open futures contracts					$(455,775)

At August 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	4,241,448	USD	5,330,737	Barclays Bank PLC	10/17/19	$(159,376)
IDR	52,969,535,174	USD	3,688,429	Barclays Bank PLC	10/17/19	25,890
INR	1,036,321,925	USD	14,744,567	Barclays Bank PLC	10/17/19	(310,059)
MYR	49,281,000	USD	11,909,089	Barclays Bank PLC	10/17/19	(201,784)
USD	14,173	AUD	20,541	Barclays Bank PLC	10/17/19	320
USD	90,024	EUR	80,000	BNP Paribas SA	10/17/19	1,771
USD	111,923	EUR	100,000	BNP Paribas SA	10/17/19	1,607
USD	112,249	EUR	100,000	BNP Paribas SA	10/17/19	1,934
USD	334,518	EUR	300,000	BNP Paribas SA	10/17/19	3,572
BRL	13,430,000	USD	3,535,141	Citibank N.A.	10/17/19	(302,542)
BRL	15,529,699	USD	4,092,743	Citibank N.A.	10/17/19	(354,747)
BRL	27,050,000	USD	7,111,871	Citibank N.A.	10/17/19	(600,941)
COP	82,621,685,652	USD	25,476,930	Citibank N.A.	10/17/19	(1,529,868)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	897,550,000	USD	8,333,604	Citibank N.A.	10/17/19	$144,442
RUB	2,101,159,580	USD	32,529,719	Citibank N.A.	10/17/19	(1,236,956)
USD	469,451	AUD	675,945	Citibank N.A.	10/17/19	13,584
USD	56,229	EUR	50,000	Citibank N.A.	10/17/19	1,072
USD	101,619	EUR	90,000	Citibank N.A.	10/17/19	2,335
USD	112,512	EUR	100,000	Citibank N.A.	10/17/19	2,197
USD	167,494	EUR	150,000	Citibank N.A.	10/17/19	2,021
USD	222,895	EUR	200,000	Citibank N.A.	10/17/19	2,264
USD	224,961	EUR	200,000	Citibank N.A.	10/17/19	4,330
USD	5,813,117	MXN	112,802,368	Citibank N.A.	10/17/19	230,108
USD	46,119,415	EUR	40,657,846	JPMorgan Chase & Co.	10/17/19	1,267,531
USD	16,202,212	TWD	499,498,000	JPMorgan Chase & Co.	10/17/19	257,292

Total						$(2,734,003)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

At August 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$26,660,000	6/15/22	3-Month LIBOR quarterly	1.850% semi-annually	$(10,270)	$326,158
	39,783,000	8/31/23	2.500% semi-annually	3-Month LIBOR quarterly	(2,481)	(1,803,757)

Total	$66,443,000				$(12,751)	$(1,477,599)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2019

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank PLC	$95,600,000	5/3/20	2.023%*	CPURNSA*	$—	$(212,887)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.32 Index	$33,330,000	6/20/24	1.000% quarterly	$704,529	$493,241	$211,288

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviations used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security

Notes to Consolidated Schedule of Investments (unaudited) (continued)

is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$854,811,915	—	$854,811,915
Corporate Bonds & Notes	—	72,385,031	—	72,385,031
Non-U.S. Treasury Inflation Protected Securities	—	66,067,727	—	66,067,727
Sovereign Bonds	—	56,513,438	—	56,513,438
Collateralized Mortgage Obligations	—	39,652,871	—	39,652,871
Asset-Backed Securities	—	5,389,237	—	5,389,237

Total Long-Term Investments	—	1,094,820,219	—	1,094,820,219

Short-Term Investments†:
Sovereign Bonds	—	1,722,669	—	1,722,669
Money Market Funds	$19,830,225	—	—	19,830,225

Total Short-Term Investments	19,830,225	1,722,669	—	21,552,894

Total Investments	$19,830,225	$1,096,542,888	—	$1,116,373,113

Other Financial Instruments:
Futures Contracts	$4,112,203	—	—	$4,112,203
Forward Foreign Currency Contracts	—	$1,962,270	—	1,962,270
Centrally Cleared Interest Rate Swaps	—	326,158	—	326,158
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	211,288	—	211,288

Total Other Financial Instruments	$4,112,203	$2,499,716	—	$6,611,919

Total	$23,942,428	$1,099,042,604	—	$1,122,985,032

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,567,978	—	—	$4,567,978
Forward Foreign Currency Contracts	—	$4,696,273	—	4,696,273
Centrally Cleared Interest Rate Swaps	—	1,803,757	—	1,803,757
OTC Interest Rate Swaps	—	212,887	—	212,887

Total	$4,567,978	$6,712,917	—	$11,280,895

†	See Consolidated Schedule of Investments for additional detailed categorizations.